TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 8,575	$ 13,207	$ 24,532
Foreign	10,339	15,994	3,662
Income before taxes on income	$ 18,914	$ 29,201	$ 28,194